CALVERT RESPONSIBLE INDEX SERIES, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2023 used with respect to the following series of the Registrant does not differ from that contained in Post-Effective Amendment No. 57 (“Amendment No. 57”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 57 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-23-000090) on January 27, 2023:

Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Calvert US Large-Cap Growth Responsible Index Fund

Calvert US Large-Cap Value Responsible Index Fund

Calvert US Mid-Cap Core Responsible Index Fund

CALVERT RESPONSIBLE INDEX SERIES, INC.

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: February 6, 2023